Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 218,187	¥ 245,439
Service cost	5,404	5,748	¥ 6,028
Interest cost	5,056	4,039	3,484
Actuarial gain	(13,512)	(19,012)
Benefits paid	(16,842)	(17,137)
Amendments of pension benefit plans		(883)
Acquisition, divestitures and other	1	(7)
Projected benefit obligation at end of year	198,294	218,187	245,439
Change in plan assets:
Fair value of plan assets at beginning of year	208,523	219,869
Actual return on plan assets	6,023	(364)
Employer contributions		748
Benefits paid	(12,178)	(11,730)
Fair value of plan assets at end of year	202,368	208,523	¥ 219,869
Funded status at end of year	4,074	(9,664)
Amounts recognized in the consolidated balance sheets	¥ 4,074	¥ (9,664)